Summary of principal accounting policies (Details 5)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 Foreign currency risk Denominated in RMB CNY	Dec. 31, 2012 Foreign currency risk Denominated in RMB CNY
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents	$ 114,250,772	$ 118,570,672	$ 120,678,898	$ 43,087,134	590,488,850	619,722,535